Business Combination (Tables)	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Schedule of net assets
The net assets of USD 32,383,588 were assumed on 20 December 2019 comprised of:

USD

Cash and cash equivalent	33,064,568
Current assets	84,000
Accounts payable	(765,000)